Accounting estimates and judgments	6 Months Ended
Jun. 30, 2025
Accounting Policies, Changes in Accounting Estimates and Errors [Abstract]
Accounting estimates and judgments	Critical accounting estimates and judgments
The preparation of financial statements in accordance with IFRS requires the use of judgment in applying the accounting policies and estimation that affect the reported amounts of assets and liabilities and results. Actual results could differ from those estimates and the financial statements will be impacted by key judgments taken. In preparing the condensed consolidated interim financial statements, the key sources of estimation uncertainty for the interim period ended June 30, 2025, continue to be the same as those that applied to the consolidated financial statements as at and for the year ended December 31, 2024.
Key Judgments
Judgments are made in the process of applying accounting policies. Those judgments which are considered key are listed below.
a)     Discounts and trade promotions
Management uses judgment when considering when accruals for discounts and trade promotions that have not been claimed can be reversed. Management makes the judgment based on the principle that accruals are reversed only to the extent that it is highly probable that the accrual will no longer be utilized.
b)    Uncertain tax positions
Management uses judgment when identifying and determining whether it is appropriate to provide for uncertain tax positions and for how long provisions for uncertain tax positions are retained, based on assessment as to whether it is probable that a risk would crystallize or not. Management considers tax laws which are in place in making that assessment determining whether it is appropriate to release. Please refer to Note 7 for further information.
c)    Cash generating units
When performing goodwill impairment testing, management applies judgment to the allocation of goodwill to cash generating units. Management has determined that goodwill should be allocated to the group of cash generating units within the operating segment of “Frozen” as discussed in Note 4.
d)    Operating segments
Management applies judgment in determining the Chief Operating Decision Maker (“CODM”), and the nature and extent of the financial information which is reviewed by the CODM. Management has considered how resources are allocated in determining the single reporting and operating segment of “Frozen”. Please refer to Note 4 for further information.
Significant estimates
Information about estimates and assumptions that have significant effects on the amounts reported in the condensed consolidated interim financial statements are listed below. In forming these estimates, management has taken into account the impact and potential future impact of supply chain disruptions, high inflation, as well as the ongoing conflict between Ukraine and Russia. Management will continue to assess the impact of future developments in relation to these matters as it relates to estimates, especially around the carrying value of goodwill, brands and other intangibles, as well as on property, plant and equipment.
In particular, management will focus on the impact of a long-term conflict in Ukraine. While we do not have any direct operations or sales in either Russia or Ukraine, these countries are responsible for many commonly used raw materials and resources such as fish, wheat and energy. The ongoing conflict and economic sanctions have seen considerable reductions in the availability or increase in cost of such raw materials and resources. At this time it is not possible to predict the extent or nature of future impacts on our business although we expect the current conflict to continue for some time.
a)    Discounts and trade promotions
Discounts given by the Company include rebates, price reductions and incentives given to customers, promotional couponing and trade communication costs. Each customer has bespoke agreements that are governed by a combination of observable and unobservable performance conditions.
Trade promotions comprise of amounts paid to retailers for programs designed to promote Company products and include pricing allowances, merchandising funds and customer coupons, which are offered through various programs to customers and consumers. The ultimate costs of these programs can depend upon retailer performance and is the subject of significant management estimates. The estimated ultimate cost of the program is based upon the programs offered, timing of those offers, estimated retailer performance based on history, management’s experience and current economic trends.
At each financial period end date, any discount or trade promotion incurred but not yet invoiced is estimated and accrued for. In certain cases, the estimate for discounts and trade promotions requires the use of forecast information for future trading periods and therefore a degree of estimation uncertainty exists. These estimates are sensitive to variances between actual results and forecasts. The estimate is based on accumulated experience. It is impracticable to disclose the extent of the possible effects of estimation uncertainty, however, it is reasonably possible that outcomes within the next financial year from these agreements are materially different in aggregate to those estimated.
The accruals are presented as ‘trade terms’ and offset against trade receivables due to the same customer where there is a legally enforceable right of offset and where settlement is expected to occur on a net basis, otherwise they are presented as trade term payables. The balance of the reduction in trade receivables for trade terms as of June 30, 2025 is disclosed in Note 10.
b)    Employee benefit obligations
The Company operates a number of defined benefit pension schemes and post-employment benefit schemes which are valued by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods. Each scheme has an actuarial valuation performed and is dependent on a series of assumptions to estimate the projected obligations. The assumptions include variables which are revised periodically, that include discount rates, expected salary increases, inflation, employee turnover, retirement age, mortality and medical care costs. Our assumptions reflect historical experience and management's best judgment regarding future obligations. The assumptions used affect the current service cost and interest expense as well as changes in the obligation recognized. Net actuarial gains or losses arising from changes in assumptions and from experience are recognized in other comprehensive income/(loss).
Since defined benefit pension schemes and post-employment benefit schemes are measured on a discounted basis, the discount rate applied has an impact on the expense and obligation recognized. These discount rates are determined by reference to market yields at the end of the reporting period on high quality corporate bonds, except for Sweden where a deep market does not exist and so mortgage bonds are used. See Note 12 for details of material changes, if any, to assumptions since December 31, 2024.
c)    Provisions for uncertain tax positions
The Company operates in many different jurisdictions and in some of these jurisdictions there are certain tax matters which are under discussion with local tax authorities, including as part of tax audits. Management considers these tax audits and discussions with local tax authorities as well as the local tax legislation relative to their tax positions in those jurisdictions when identifying uncertain tax positions. These discussions are often complex and can take many years to resolve, and are in different stages with respect to assessments, appeals and refunds.
Where tax exposures can be quantified, and management assesses that the risk of an exposure crystallizing is probable, a provision for uncertain tax positions is made based on management's estimates which include judgments with regard to the amounts expected to be paid to the relevant tax authority. Given the inherent uncertainties in assessing the outcomes of these exposures, the Company could in future periods experience adjustments to these provisions. The factors considered in estimating the provision include the progress of discussions with the tax authorities, the complexity of respective tax legislation, valuations of assets for tax purposes and the level of documentary support for historical positions taken by previous owners. The provisions are made on the basis of a probability-weighted average of potential outcomes.